Net loss per Share (Details) - Schedule of computation of diluted net loss per share - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Options to purchase ordinary shares	205,269
Warrants	5,001,432	379,772
Total potentially dilutive securities	5,206,700	379,772